Income Taxes - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2011 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2010 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2012 PRC USD ($)	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC	Dec. 31, 2012 Non-PRC USD ($)	Dec. 31, 2012 Non-PRC CNY	Dec. 31, 2011 Non-PRC CNY
Income Taxes [Line Items]
Non-PRC subsidiaries, corporate income tax rates							0.00%	35.00%
Enterprise income tax rate												25.00%	25.00%	25.00%	25.00%
Preferential tax rate									15.00%	15.00%	15.00%
Income tax rate on PRC tax resident enterprises	25.00%	25.00%
Net tax operating losses												$ 141,977,175	884,532,000	322,288,000		$ 100,753,599	627,705,000	42,671,000
Net operating loss carry forwards, expire period												2029	2029	2029		2016	2016
Unrecognized tax benefits	$ 23,029,000	143,473,000	$ 23,029,000	143,473,000	143,473,000	27,385,000